BUSINESS COMBINATIONS AND ASSET ACQUISITIONS	12 Months Ended
Dec. 31, 2023
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS

5.    BUSINESS COMBINATIONS AND ASSET ACQUISITIONS

Transactions accounted for as business combinations have been accounted for under the acquisition method in accordance with ASC 805, with the results included in the Company’s results from operations from the date of acquisition. The fair value of considerations transferred have been allocated to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition.

In determining the fair value of all identifiable assets, liabilities and contingent liabilities acquired, the most significant estimates relate to contingent consideration and intangible assets. Management exercised judgement in estimating the probability and timing of when earnouts are expected to be achieved which is used as the basis for estimating fair value.

For the intangible assets identified, depending on the type of intangible asset and the complexity of determining its fair value, an independent valuation expert or management may develop the fair value, using appropriate valuation techniques, which are generally based on a forecast of the total expected future net cash flows and take into consideration other significant assumptions such as the expected use, the infancy of the cannabis industry and industry comparatives, federal and state regulations, market uncertainty and the estimated lives of any long-lived facilities and assets that the intangibles may relate to.

Cannabis licenses are the primary intangible asset acquired in business combinations as they provide the Company the ability to operate in each market. However, some cannabis licenses are subject to renewal and therefore there is some risk of non-renewal for several reasons, including operational, regulatory, legal, or economic factors. To appropriately consider the risk of non-renewal, the Company applies probability weighting to the expected future net cash flows in calculating the fair value of these intangible assets. The key assumptions used in these cash flow projections include discount rates and terminal growth rates. Of the key assumptions used, the impact of the estimated fair value of the intangible assets has the greatest sensitivity to the estimated discount rate used in the valuation. The terminal growth rate represents the rate at which these businesses will continue to grow into perpetuity. Other significant assumptions include revenue, gross profit, operating expenses and anticipated capital expenditures which are based upon the acquiree’s historical operations along with management projections. The evaluations are linked closely to the assumptions made by management regarding the future performance of these assets and any changes in the discount rate applied.

Each of the acquisitions are subject to specific terms relating to the satisfaction of the purchase price by the Company and its wholly owned subsidiaries, and incorporates payments in cash, shares, and debt as well as certain contingent considerations. The shares issued as consideration are either Equity Shares or non-voting exchangeable shares of the Company’s subsidiaries (“Exchangeable Shares”) that are exchangeable on a one-for-one basis into an equal number of Equity Shares of the Company. The Company treats the Exchangeable Shares as options with a value equal to a share of Equity Shares, which represents the holder’s claim on the equity of the Company. The Company has presented these Exchangeable Shares as a part of shareholders’ equity within these financial statements due to the fact that (i) they are economically equivalent to the Company’s publicly traded Equity Shares and (ii) the holders of the Exchangeable Shares are subject to restrictions on transfer under United States securities laws but may dispose of the Exchangeable Shares by exchanging them for Equity Shares of the Company which can then be sold through the CSE. Changes in these assumptions would affect the presentation of the Exchangeable Shares from shareholders’ equity to noncontrolling interests; however, there would be no impact on loss per share.

The goodwill recognized on each acquisition is attributable mainly to the expected future growth potential and expanded customer base arising as a result of the completion of the respective acquisition. Goodwill has been allocated to the reporting units corresponding to the states of the acquired businesses. None of the goodwill is expected to be deductible for income tax purposes. For further analysis on goodwill relating to business combinations, see Note 9.

5.    BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Continued)

2023 Fourth Quarter Acquisition

Asset acquisition

On November 2, 2023, the Company completed its acquisitions in Land of Lincoln Dispensary LLC (“Land of Lincoln”) through a membership interest purchase agreement. As part of the purchase accounting for this acquisition, the Company recorded intangible assets of $200, which was associated with two conditional adult use dispensary licenses that allow for the retail sales of cannabis. The amortization period for the licenses was determined to be 15 years, which reasonably reflects the useful lives of the assets.

The Land of Lincoln acquisition did not meet the definition of a business according to ASC 805 and as such, it was recorded as an asset acquisition. Purchase consideration for the acquisition was $200, paid in cash, all of which was allocated to intangible assets - licenses.

2022 Second Quarter Acquisition

Herbal Remedies Business Combination

Business Combination

On May 25, 2022, the Company completed its acquisition of Herbal Remedies Dispensaries, LLC (“Herbal Remedies”) through a membership interest purchase agreement.

The fair value of identifiable assets acquired, and liabilities assumed as of the acquisition date are as follows:

Herbal Remedies
ASSETS ACQUIRED
Cash	$637
Inventory	1,480
Prepaid expenses and other assets	256
Intangible assets - licenses/permits	15,700
Property, plant, and equipment	122
Right-of-use assets - operating	700
Total assets acquired at fair value	18,895

LIABILITIES ASSUMED
Trade payables	215
Accrued liabilities	68
Lease liabilities - operating	700
Total liabilities assumed at fair value	983

Goodwill	1,180

Consideration transferred	$19,092

As part of the purchase accounting for the above acquisition, the Company recorded intangible assets of $15,700, all of which were associated with licenses that allow for the retail sales of cannabis. The amortization period for licenses was determined to be 15 years, which reasonably reflects the useful lives of the assets.

Herbal Remedies is an operator of two medical and adult-use licensed retail dispensaries in Quincy, Illinois. This acquisition expands the Company’s operational footprint with the addition of the state of Illinois.

5.    BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Continued)

Purchase consideration was comprised of the following:

		Shares	Fair Value
Cash	i	—	$3,002
Debt Payable	ii	—	14,220
Shares Issued	iii	353	1,870

Total		353	$19,092

Pursuant to the terms of the definitive agreement with Herbal Remedies, Ayr satisfied the purchase price of $19,092 for Herbal Remedies through the following:

i.	$3,002 of the Herbal Remedies purchase price in the form of cash consideration and settlement of the final working capital which is deemed immaterial;
ii.	$14,220 of the Herbal Remedies purchase price in the form of a promissory note payable; and
iii.	$1,870 of the Herbal Remedies purchase price in the form of 353 Exchangeable Shares, these shares have contractual restrictions on their ability to be sold for six to twelve months (the “Herbal Remedies Lock-Up Provision”). The fair value of the shares was determined by the share price on the CSE at the date of acquisition and a 16.55% discount rate attributed to the contractual restrictions.

2022 First Quarter Acquisition

Cultivauna Business Combination

Business Combination

On February 15, 2022, the Company completed its acquisition of Cultivauna, LLC (“Cultivauna”) through a membership interest purchase agreement. Cultivauna has a production license in the state of Massachusetts and sells cannabis infused branded seltzers and water-soluble tinctures.

5.    BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Continued)

The fair value of identifiable assets acquired and liabilities assumed as of the acquisition date are as follows:

Cultivauna
ASSETS ACQUIRED
Cash	$1,251
Accounts receivable	471
Inventory	1,206
Prepaid expenses and other assets	38
Intangible assets - trade name/brand	3,400
Intangible assets - host community agreements	2,100
Property, plant, and equipment	2,202
Right-of-use assets - operating	315
Total assets acquired at fair value	10,983

LIABILITIES ASSUMED
Trade payables	23
Accrued liabilities	305
Lease liabilities - operating	315
Total liabilities assumed at fair value	643

Goodwill	11,281

Consideration transferred	$21,621

As part of the purchase accounting for the above acquisition, the Company recorded intangible assets of $5,500, which were associated with a trade name/brand and host community agreement that allow for the processing, production, and retail sales of cannabis. The amortization period for the trade name/brand and host community agreement was determined to be 5 and 15 years, respectively, which reasonably reflects the useful lives of the assets.

Purchase consideration was comprised of the following:

		Shares	Fair Value
Cash	i	—	$11,027
Shares Issued	ii	329	4,482
Contingent Consideration	iii	—	6,112

Total		329	$21,621

5.    BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Continued)

Purchase consideration was comprised of the following:

Pursuant to the terms of the definitive agreement with Cultivauna Ayr satisfied the purchase price of $21,621 for Cultivauna through the following:

i.	$11,027 of the Cultivauna purchase price in the form of cash consideration and settlement of the final working capital which is deemed immaterial;
ii.

$4,482 of the Cultivauna purchase price in the form of 329 Exchangeable Shares, these shares have contractual restrictions on their ability to be sold for six to twelve months (the “Cultivauna Lock-Up Provision”). The fair value of the shares was determined by the share price on the CSE at the date of acquisition and a 14.85% discount rate attributed to the contractual restrictions; and

iii.

A portion of the Cultivauna purchase price is derived from an earn-out provision through December 31, 2023 based on annualized net revenues generated during the measurement period, consisting of Exchangeable Shares, valued through a Monte-Carlo simulation, which may entitle the sellers to earn additional consideration if certain milestones are achieved.